Document And Entity Information	Jul. 22, 2026
Document Information Line Items
Entity Central Index Key	0001823406
Document Type	8-K
Document Period End Date	Jul. 22, 2026
Entity Registrant Name	AFFINITY BANCSHARES, INC
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39914
Amendment Flag	false
Entity Tax Identification Number	82-1147778
Entity Address, Address Line One	3175 Highway 278
Entity Address, City or Town	Covington
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30014
City Area Code	770
Local Phone Number	786-7088
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AFBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, Country	US